UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Reason for filing form N-CSR/A: The following amends the N-CSR originally filed on April 21, 2023 (SEC Accession No. 0001193125-23-109982). The purpose of this filing is to add the auditor signature to the audit opinion letter.

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
February 28, 2023
Floating Rate Multi-Sector
Account Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
HIGHLIGHTS
The Floating Rate Multi-Sector Account Portfolio posted a gain during the 12 months ended February 28, 2023, but underperformed its benchmark, the Morningstar LSTA Performing Loan Index.
The portfolio’s relative performance was especially strong in the financials and information technology segments.
We increased our holdings of high-conviction names among financials while reducing exposure to the health care industry.
We are optimistic that we can continue finding value in the loan market, and we believe that our shareholders will be fairly compensated for remaining invested in the asset class through the challenging macro environment in the year ahead.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes declined
during your fund’s fiscal year, the 12-month period ended
February 28, 2023, as investors contended with persistently
high inflation, tightening financial conditions, and slowing economic and corporate earnings growth. The downturn was
most pronounced in the first half of the period, with many
sectors partially rebounding over the final six months as
recession fears receded somewhat.
For the 12-month period, value shares declined but generally outperformed growth stocks as rising interest rates put
downward pressure on growth stock valuations. European
equities outperformed most other regions, and emerging
markets stocks generally underperformed shares in developed
markets. Meanwhile, most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for
U.S. investors in international securities. Within the S&P 500
Index, energy was a bright spot, gaining more than 20% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over supply shortages. Conversely, communication
services and consumer discretionary shares suffered the
largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by period-end. January’s consumer
price index data (the latest available in our reporting period)
showed a headline inflation rate of 6.4% on a 12-month basis, the lowest level since October 2021 but still well above the
Federal Reserve’s 2% long-term target.
In response to the high inflation readings, the Fed raised its short-term lending benchmark from near zero in March 2022
to a target range of 4.50% to 4.75% by the end of the period, the highest since 2007. The Fed stepped down to a 25-basis-
point increase in February after a series of historically large
75-basis-point hikes in 2022, but policymakers indicated that further rate increases are needed to curb inflation.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year note climbing from 1.83%
at the start of the period to 3.92% at the end of February.
Significant inversions in the yield curve, which are often
considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market.
Municipal bonds were pressured by higher Treasury yields, but the tax-free sector held up better than Treasuries during the period. Although municipals experienced outflows, a drop in
new issuance amid higher borrowing costs provided technical
support.
As the period came to an end, the economic backdrop
appeared mixed. Corporate earnings declined 4.6% in the
fourth quarter for the year-over-year period, according to
FactSet, the first decline in earnings since the third quarter of
2020. However, the U.S. jobs market remained resilient, with the unemployment rate reaching its lowest level since 1969,
and corporate and household balance sheets appeared strong.
Moreover, China’s decision near the end of 2022 to ease its
strict pandemic-related restrictions spurred hopes that the
reopening of the world’s second-largest economy would boost
global growth.
While the U.S. economy has so far managed to avoid a
recession, we believe that volatility may continue in the
near term as central banks tighten policy amid slowing
economic growth. However, in our view, there continue to be
opportunities for selective investors focused on fundamentals.
Valuations in most global equity markets have improved, while bond yields have reached some of the most attractive levels
since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Floating Rate Multi-Sector Account Portfolio returned
2.71% in the 12 months ended February 28, 2023,
underperforming the Morningstar LSTA Performing Loan
Index, which returned 2.96%. ( Past performance cannot
guarantee future results. )
What factors influenced the fund’s performance?
Credit selection in the financials and information technology segments added value over the past year. Insurance brokers, a high-conviction subsector within financials, has been a relative safe haven during uncertain economic times. HUB
International and USI contributed to relative performance
during the period due to a combination of strong
fundamentals as well as discounts to par offered on the short end of the loan maturity curve. Both issuers also recently came to the market with new term loans that offered attractive
income and original issue discounts to par. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Applied Systems, a broker management systems software
company, was a leading contributor in the information
technology segment. As a provider of software for the
insurance brokerage space, Applied Systems has a recurring
revenue base, generates solid free cash, and has posted high-
single-digit topline growth. A short-maturity term loan that was extended and given a higher coupon during our reporting
period bolstered the performance of our investment in the
issuer.
The portfolio’s overweight in the airlines segment added value with our positions in United Airlines and American Airlines
being notable contributors. Consumers’ continued willingness to spend on experiences and travel was a boon to the airlines industry as people continued to venture out in greater
numbers over the past year.
Our emphasis on downside risk management, which is an
important consideration during portfolio construction, was
another important driver of relative performance. The
investment team’s bottom-up fundamental research enabled us
to avoid exposure to troubled credits that traded significantly lower during the period. Notable examples of issuers we
avoided that experienced weakness include Envision
Healthcare, a health care company that provides physician
services and operates ambulatory surgery centers, and
telecommunications company Mitel Networks.
Our investment in Asurion—the leading provider of mobile
device protection services—detracted during the company’s
transition from an account that was lost due to an acquisition of the client. Although we slightly reduced the portfolio’s
exposure to Asurion ahead of the account transition, we are
optimistic about the company’s prospects for EBITDA
(earnings before interest, taxes, depreciation, and
amortization) growth and deleveraging over the next two
years.
Shutterfly—an online retailer of personalized products,
including cards, stationery, calendars, and photo books—
weighed on relative results, even though we had completely
exited that position by the end of October. The issuer’s
underperformance was partly due to consumers scaling back
on discretionary spending, particularly in areas such as home
décor. But the most meaningful negative development in terms of our investment thesis was that Shutterfly’s Lifetouch
division—its school photography business—did not rebound
as quickly as we had expected once students returned to
classrooms after coronavirus pandemic lockdowns were eased.
In our view, Shutterfly’s cuts in that area of its business during the health crisis may have caused some loss of market share on the other side.
Significant cost inflation has been a drag on the health care segment’s performance. The inability to pass higher prices
through to end customers and labor cost inflation due to a
shortage of qualified workers were among the primary factors that contributed to the underperformance of our investments
in health care services providers MyEyeDr. and National
Mentor. We subsequently liquidated these positions.
The portfolio maintains allocations to select types of
derivatives for hedging purposes. The fund had a material
exposure to currency forward contracts during the reporting
period, which had a positive impact on performance.
How is the fund positioned?
Although many industries experienced labor shortages and
cost inflation in 2022, these issues appeared to be somewhat more acute in the health care space. We reduced the portfolio’s allocation to health care by just over 400 basis points (100 basis points equals 1.00%).
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Floating Rate Multi-Sector Account
Portfolio 3.59% 2.71%
Morningstar LSTA Performing Loan
Index* 3.92 2.96
* Previously known as the S&P/LSTA Performing Loan Index, which was purchased by Morningstar and renamed the Morningstar LSTA Performing
Loan Index.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

The reduction in our energy sector weighting was primarily
the result of some positions being repaid. For example,
midstream natural gas processors in the Permian Basin,
EagleClaw and Caprock—portfolio holdings that were solid
contributors after strongly rebounding from performance
challenges during the pandemic—merged with midstream
player Altus in 2022 to create a new public company. We also had a significant position in midstream services provider
Lucid Energy, which was purchased by midstream energy
infrastructure corporation Targa Resources, an investment-
grade issuer. Although the pool of potential investments has declined, we continue to research opportunities in the energy sector.
We augmented the portfolio’s allocation to the financials
segment by roughly 500 basis points over the past year.
Specifically, we added to our holdings in several insurance
brokers—including Acrisure, Alliant, HUB International, and
USI—as we became more confident in the durability of their
performance through challenging market environments.
Throughout 2022, consumers demonstrated a greater
willingness to spend on experiences and travel, and we
endeavored to position the portfolio accordingly. In the
entertainment and leisure segment, for example, we increased our investments in names—such as leading theme park and
entertainment company SeaWorld Parks & Entertainment—
that have been the beneficiaries of consumers’ preference for experiential spending.
What is portfolio management’s outlook?
We have become slightly more cautious in our macro
expectations due to the far-reaching impact of the Russia-
Ukraine conflict and stubborn inflation. The unprecedented
pace of the Federal Reserve’s interest rate hikes in 2022 has led to concerns about flagging economic growth and the potential for recession. Against this backdrop, we believe the loan
default rate—up from near zero in early 2022—could approach
or even slightly surpass its long-term average over the next 12 to 24 months.
Leveraged loans outperformed most other fixed income
segments over the past year due to their senior secured status and unique floating rate feature, which reset coupons higher alongside the Fed’s rate increases. We are optimistic that we can continue finding value in the loan market, and we believe that our shareholders will be fairly compensated for remaining invested in the asset class through the challenging macro
environment in the year ahead.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.
CREDIT QUALITY DIVERSIFICATION
Percent of Net Assets
Periods Ended 2/28/22 8/31/22 2/28/23
BBB/BB Rated and
Above 1.8% 1.6% 1.5%
BB Rated 10.0  7.4  11.7
BB/B Rated 9.2  8.2  8.9
B Rated 62.7  49.2  57.0
B/CCC Rated 1.8  1.6  1.0
CCC Rated and Below 12.0  14.5  11.6
Credit Default Swaps 0.0  0.0  0.2
Equities 0.8  0.4  0.5
Not Rated 2.6  3.9  3.7
Short-Term Holdings (0.9)  13.2  3.9
Total 100.0% 100.0% 100.0%
Sources: Credit ratings for the securities held in the fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard
& Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. Split ratings (e.g., BB/B and B/CCC)  are assigned when Moody’s and S&P differ. If a rating is not available, the security is classified as Not Rated.
The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The fund is not rated by any agency.
Short-term holdings are not rated.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

RISKS OF INVESTING IN FLOATING RATE LOAN FUNDS
Floating rate loans are subject to credit risk, the chance that any fund holding could have its credit rating downgraded or
that an issuer will default (fail to make timely payments of interest or principal), and liquidity risk, the chance that the fund may not be able to sell loans or securities at desired
prices, potentially reducing the fund’s income level and share price. Like bond funds, this fund is exposed to interest rate risk, but credit and liquidity risks may often be more
important.
The loans in which the fund invests are often referred to as
“leveraged loans” because the borrowing companies have
significantly more debt than equity. In many cases, leveraged loans are issued in connection with recapitalizations,
acquisitions, leveraged buyouts, and refinancings. Companies issuing leveraged loans typically have a below investment-
grade credit rating or may not be rated by a major credit rating agency. Leveraged loan funds could have greater price declines than funds that invest primarily in high-quality bonds, so the securities are usually considered speculative investments.
BENCHMARK INFORMATION
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: ©2023 Morningstar, Inc. All rights reserved. The
information contained therein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be
copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content
providers are responsible for any damages or losses arising
from any use of this information. Past performance is no
guarantee of future results.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers ("Content
Providers") do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
2/28/23
Hub International 2.7%
UKG 2.7
Duravant 2.3
Asurion 1.8
American Airlines 1.8
United Airlines 1.7
UFC 1.7
Filtration Group 1.6
Epicor Software 1.6
Acrisure 1.6
Applied Systems 1.5
AssuredPartners 1.4
CDK Global 1.4
Charter Next Generation 1.3
Pacific Gas & Electric 1.3
PetVet Care Centers 1.2
USI 1.2
Gainwell 1.1
Ellucian 1.1
WellPet 1.1
Parexel International 1.1
AthenaHealth Group 1.1
Ascend Learning 1.0
Broadcast Media Partners 1.0
Rivian Automotive 1.0
Total 37.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
Holdings of the issuers are combined and may be shown in the Portfolio of
Investments under their subsidiaries.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and (2)
ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns.
You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
Periods Ended 2/28/23 1 Year 5 Years 10 Years
Floating Rate Multi-Sector Account
Portfolio 2.71% 4.28% 4.29%
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. Past performance cannot guarantee future results.
Floating Rate Multi-Sector Account Portfolio 0.03%
The expense ratio shown is as of the portfolio’s most recent prospectus.
This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
Beginning
Account
Value
9/1/22
Ending
Account
Value
2/28/23
Expenses
Paid During
Period*
9/1/22 to
2/28/23
Actual $1,000.00 $1,035.90 $0.15
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,024.65   0.15
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.03%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

QUARTER-END RETURNS
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Floating Rate Multi-Sector
Account Portfolio -0.82% 3.82% 4.08%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares.
This table provides returns through the most recent calendar quarter-
end rather than through the end of the portfolio’s fiscal period. It shows how the portfolio would have performed each year if its actual
(or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.55 $ 9.68 $ 9.55 $ 9.69 $ 9.84
Investment activities
Net investment income
(1)(2)
0.59 0.48 0.47 0.54 0.55
Net realized and unrealized gain/loss (0.35) (0.13) 0.13 (0.14) (0.14)
Total from investment activities 0.24
(3)
0.35 0.60 0.40 0.41
Distributions
Net investment income (0.63) (0.48) (0.47) (0.54) (0.56)
Net realized gain (0.03) – – – –
Total distributions (0.66) (0.48) (0.47) (0.54) (0.56)
NET ASSET VALUE
End of period $ 9.13 $ 9.55 $ 9.68 $ 9.55 $ 9.69
Ratios/Supplemental Data
Total return
(2)(4)
2.71% 3.79% 6.45% 4.22% 4.28%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.13% 0.12% 0.13% 0.09% 0.08%
Net expenses after waivers/payments by Price
Associates 0.03% 0.03% 0.05% 0.03% 0.03%
Net investment income 6.38% 4.97% 5.04% 5.60% 5.65%
Portfolio turnover rate 33.5% 58.0% 118.0% 62.7% 68.9%
Net assets, end of period (in thousands) $ 10,564 $ 39,059 $ 27,626 $ 27,797 $ 21,349
(1)
Per share amounts calculated using aver age shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
February 28, 2023

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 89.1% (1)
Aerospace & Defense 1.5%
Brown Group Holding, FRN, 1M TSFR
+ 3.75%, 8.41%, 7/2/29  15 15
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 8.218%, 4/6/26  55 54
Peraton, FRN, 1M USD LIBOR +
7.75%, 12.651%, 2/1/29  28 27
Spirit AeroSystems, FRN, 1M TSFR +
4.50%, 9.176%, 1/15/27  30 30
TransDigm, FRN, 3M USD LIBOR +
2.25%, 6.98%, 12/9/25  30 30
156
Airlines 3.2%
AAdvantage Loyalty IP, FRN, 3M USD
LIBOR + 4.75%, 9.558%, 4/20/28  105 108
Air Canada, FRN, 3M USD LIBOR +
3.50%, 8.369%, 8/11/28  30 30
American Airlines, FRN, 1M TSFR +
2.75%, 7.939%, 2/15/28  25 24
Mileage Plus Holdings, FRN, 3M USD
LIBOR + 5.25%, 9.996%, 6/21/27  127 132
United Airlines, FRN, 3M USD LIBOR +
3.75%, 8.568%, 4/21/28  47 47
341
Automotive 3.5%
Adient U.S., FRN, 1M USD LIBOR +
3.50%, 4/10/28  (2) 35 35
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 9.101%, 4/6/28  54 53
Clarios Global, FRN, 1M USD LIBOR +
3.25%, 7.885%, 4/30/26  55 55
Dexko Global, FRN, 1M USD LIBOR +
3.75%, 8.48%, 10/4/28  45 42
Driven Holdings, FRN, 1M USD LIBOR
+ 3.00%, 7.738%, 12/17/28  45 43
LS Group OpCo Acquistion, FRN,
1M USD LIBOR + 3.25%, 8.064%,
11/2/27  (3) 14 14
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 4.00%, 5/4/28  (2) 70 68
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 7.635%, 2/5/26  60 57
367
Broadcasting 5.1%
Clear Channel Outdoor Holdings, FRN,
3M USD LIBOR + 3.50%, 8.325%,
8/21/26  90 85
CMG Media, FRN, 1M USD LIBOR +
3.50%, 12/17/26  (2) 95 89
EW Scripps, FRN, 1M USD LIBOR +
2.75%, 7.32%, 1/7/28  24 24
Gray Television, FRN, 1M USD LIBOR
+ 3.00%, 7.662%, 12/1/28  24 24
iHeartCommunications, FRN, 1M USD
LIBOR + 3.25%, 7.885%, 5/1/26  (2) 86 83
NEP Group, FRN, 1M USD LIBOR +
7.00%, 11.635%, 10/19/26  60 49
Par/Shares $ Value
(Amounts in 000s)
‡
Neptune Bidco U.S., FRN, 1M TSFR +
5.00%, 9.735%, 4/11/29  35 32
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.485%, 10/11/29  (3)(4) 45 44
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 3/15/26  (2) 70 70
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 7.885%, 1/31/29  40 39
539
Building Products 0.7%
Chariot Buyer, FRN, 1M USD LIBOR +
3.25%, 7.885%, 11/3/28  44 43
Hunter Douglas, FRN, 3M TSFR +
3.50%, 8.373%, 2/26/29  30 27
70
Cable Operators 0.6%
Altice France, FRN, 3M USD LIBOR +
3.00%, 1/31/26  (2) 40 39
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 9.635%, 8/2/27  28 27
66
Chemicals 1.5%
Aruba Investments Holdings, FRN,
1M USD LIBOR + 7.75%, 12.385%,
11/24/28  15 14
Avient, FRN, 1M TSFR + 3.25%,
7.926%, 8/29/29  10 10
HB Fuller, FRN, 1M TSFR + 2.50%,
7.118%, 2/8/23  25 25
Nouryon USA, FRN, 1M USD LIBOR +
2.75%, 7.526%, 10/1/25  35 34
Vibrantz Technologies, FRN, 3M TSFR
+ 4.25%, 9.076%, 4/23/29  45 38
WR Grace Holdings, FRN, 3M USD
LIBOR + 3.75%, 8.50%, 9/22/28  35 34
155
Consumer Products 0.7%
Hanesbrands, FRN, 1M TSFR + 3.75%,
2/14/30  (2) 25 25
Life Time, FRN, 3M USD LIBOR +
4.75%, 9.385%, 12/16/24  49 49
74
Container 1.9%
Charter Next Generation, FRN,
3M USD LIBOR + 3.75%, 8.482%,
12/1/27  (2) 140 137
Proampac PG Borrower, FRN, 1M USD
LIBOR + 3.75%, 8.428%, 11/3/25  63 62
199
Energy 1.6%
Brazos Delaware II, FRN, 1M TSFR +
3.75%, 8.315%, 2/11/30  25 25
CQP Holdco, FRN, 3M USD LIBOR +
3.50%, 8.226%, 6/5/28  25 25
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 9.158%, 9/19/29  (2) 50 50
Medallion Midland Acquisition, FRN,
3M USD LIBOR + 3.75%, 8.592%,
10/18/28  43 42

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Whitewater Whistler Holdings, FRN,
1M TSFR + 3.25%, 1/25/30  (2) 25 25
167
Entertainment & Leisure 4.0%
Delta 2, FRN, 1M TSFR + 3.25%,
7.868%, 1/15/30  25 25
Motion Finco, FRN, 3M USD LIBOR +
3.25%, 7.98%, 11/12/26  30 29
Pug, FRN, 1M USD LIBOR + 4.25%,
8.885%, 2/12/27  54 43
SeaWorld Parks & Entertainment, FRN,
1M USD LIBOR + 3.00%, 7.688%,
8/25/28  75 75
SMG U.S. Midco 2, FRN, 1M USD
LIBOR + 2.50%, 7.325%, 1/23/25  25 24
UFC Holdings, FRN, 3M USD LIBOR +
2.75%, 7.57%, 4/29/26  177 177
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 7.39%, 5/18/25  57 56
429
Financial 12.7%
Acrisure, FRN, 1M TSFR + 5.75%,
10.447%, 2/15/27  70 70
Acrisure, FRN, 1M USD LIBOR +
4.25%, 8.885%, 2/15/27  59 57
Advisor Group Holdings, FRN, 1M USD
LIBOR + 4.50%, 9.135%, 7/31/26  45 44
Alliant Holdings Intermediate, FRN, 1M
TSFR + 3.50%, 8.06%, 11/5/27  36 36
Allspring Buyer, FRN, 3M USD LIBOR
+ 3.00%, 7.75%, 11/1/28  40 39
AmWINS Group, FRN, 1M TSFR +
2.75%, 7.412%, 2/19/28  25 25
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 8.135%, 3/11/28  (3) 24 23
Aretec Group, FRN, 1M TSFR + 4.25%,
8.968%, 10/1/25  73 72
AssuredPartners, FRN, 1M TSFR +
4.25%, 8.868%, 2/12/27  25 25
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 8.135%, 2/12/27  52 51
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 8.135%, 2/12/27  45 44
Citco Funding, FRN, 1M TSFR +
3.50%, 8.169%, 4/27/28  (3) 20 20
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.50%, 9.164%, 8/9/26  34 33
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 8.368%, 2/24/25  (3) 18 18
HUB International, FRN, 1M TSFR +
4.00%, 8.728%, 11/10/29  (2) 90 90
HUB International, FRN, 1M USD
LIBOR + 3.25%, 8.057%, 4/25/25  200 200
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 9.27%, 3/27/28 (CAD)  (3) 108 76
Par/Shares $ Value
(Amounts in 000s)
‡
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 9.27%, 3/27/28 (CAD)  (3) 35 25
KREF Holdings X, FRN, 1M USD
LIBOR + 3.50%, 8.125%, 9/1/27  (3) 44 43
Nexus Buyer, FRN, 1M USD LIBOR +
6.25%, 10.885%, 11/5/29  45 42
Ryan Specialty Group, FRN, 1M TSFR
+ 3.00%, 7.718%, 9/1/27  27 27
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
3.25%, 8.313%, 2/17/28  80 80
Starwood Property Mortgage, FRN,
1M USD LIBOR + 3.25%, 7.885%,
7/26/26  (3) 20 20
USI, FRN, 1M TSFR + 3.75%, 8.33%,
11/22/29  130 129
VFH Parent, FRN, 1M TSFR + 3.00%,
7.661%, 1/13/29  55 54
1,343
Food 1.9%
Primary Products Finance, FRN, 3M
TSFR + 4.00%, 8.743%, 4/1/29  50 49
Triton Water Holdings, FRN, 3M USD
LIBOR + 3.50%, 8.23%, 3/31/28  34 31
Woof Holdings, FRN, 3M USD LIBOR +
3.75%, 8.342%, 12/21/27  (3) 28 27
Woof Holdings, FRN, 3M USD LIBOR +
7.25%, 12.003%, 12/21/28  105 93
200
Gaming 2.0%
Caesars Entertainment, FRN, 1M TSFR
+ 3.25%, 7.968%, 2/6/30  25 25
Great Canadian Gaming, FRN, 3M
USD LIBOR + 4.00%, 8.753%, 11/1/26  80 79
HRNI Holdings, FRN, 1M USD LIBOR +
4.25%, 8.885%, 12/11/28  68 66
Scientific Games Holdings, FRN, 3M
TSFR + 3.50%, 8.103%, 4/4/29  15 15
Scientific Games International, FRN,
1M TSFR + 3.00%, 7.662%, 4/14/29  25 25
210
Health Care 13.1%
AthenaHealth Group, FRN, 1M TSFR +
3.50%, 7.563%, 2/15/29  (5) 124 115
Auris Luxembourg III, FRN, 6M USD
LIBOR + 3.75%, 8.678%, 2/27/26  54 49
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 8.32%, 7/24/26  49 46
CHG Healthcare Services, FRN, 1M
USD LIBOR + 3.25%, 7.82%, 9/29/28  44 44
Gainwell Acquisition, FRN, 3M USD
LIBOR + 4.00%, 8.73%, 10/1/27  125 120
Heartland Dental, FRN, 1M USD
LIBOR + 4.00%, 8.635%, 4/30/25  38 36
ICON Luxembourg, FRN, 3M USD
LIBOR + 2.25%, 7.00%, 7/3/28  43 43
Insulet, FRN, 1M TSFR + 3.25%,
7.982%, 5/4/28  (2) 79 79

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Jazz Financing, FRN, 1M USD LIBOR +
3.50%, 8.135%, 5/5/28  26 26
Maravai Intermediate Holdings, FRN,
3M TSFR + 3.00%, 7.633%, 10/19/27  34 34
Medline Borrower, FRN, 1M USD
LIBOR + 3.25%, 7.885%, 10/23/28  55 52
National Mentor Holdings, FRN, 3M
USD LIBOR + 7.25%, 11.98%, 3/2/29  95 58
Organon, FRN, 3M USD LIBOR +
3.00%, 7.978%, 6/2/28  54 53
Padagis, FRN, 3M USD LIBOR +
4.75%, 9.538%, 7/6/28  40 37
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 8.135%, 2/14/25  138 132
Phoenix Newco, FRN, 1M USD LIBOR
+ 3.25%, 7.82%, 11/15/28  60 58
Phoenix Newco, FRN, 3M USD LIBOR
+ 6.50%, 11.135%, 11/15/29  65 61
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 7.885%, 3/10/28  44 43
SAM Bidco, FRN, 1M TSFR + 4.75%,
9.33%, 12/30/27  (3) 90 88
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 4.00%, 8.635%, 10/5/27  24 23
Sunshine Luxembourg VII, FRN, 3M
USD LIBOR + 3.75%, 8.48%, 10/1/26  44 43
Surgery Center Holdings, FRN, 1M
USD LIBOR + 3.75%, 8.36%, 8/31/26  54 53
Verscend Holding, FRN, 1M USD
LIBOR + 4.00%, 8.635%, 8/27/25  34 33
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 8.635%, 10/22/26  63 63
1,389
Information Technology 12.2%
Applied Systems, FRN, 1M TSFR +
4.50%, 9.08%, 9/18/26  101 101
Applied Systems, FRN, 3M USD LIBOR
+ 6.75%, 11.33%, 9/17/27  58 58
AppLovin, FRN, 3M TSFR + 3.10%,
7.693%, 10/25/28  25 24
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 8.385%, 10/2/25  59 59
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 2/27/26  (2) 20 19
Central Parent, FRN, 3M TSFR +
4.50%, 9.08%, 7/6/29  115 115
Ciena, FRN, 1M TSFR + 2.50%,
7.063%, 1/18/30  25 25
Cloud Software Group, FRN, 3M TSFR
+ 4.50%, 9.18%, 3/30/29  25 23
Concorde, FRN, 3M EURIBOR +
4.00%, 6.132%, 3/1/28 (EUR)  30 30
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 8.885%, 5/13/27  29 28
ECI Macola, FRN, 3M USD LIBOR +
3.75%, 8.48%, 11/9/27  63 62
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 7.885%, 7/30/27  117 115
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 12.385%, 7/31/28  55 55
Par/Shares $ Value
(Amounts in 000s)
‡
Gen Digital, FRN, 1M TSFR + 1.75%,
9/10/27  (2) 45 44
Go Daddy Operating, FRN, 1M TSFR +
3.25%, 7.868%, 11/9/29  40 40
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 8.135%, 7/1/24  25 24
Infinite Bidco, FRN, 3M USD LIBOR +
7.00%, 11.73%, 3/2/29  45 40
Magnite, FRN, 1M USD LIBOR +
5.00%, 9.758%, 4/28/28  14 14
McAfee, FRN, 1M TSFR + 3.75%,
8.515%, 3/1/29  35 33
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 8.385%, 9/13/24  42 42
MH Sub I, FRN, 3M USD LIBOR +
3.75%, 8.385%, 9/13/24  54 53
RealPage, FRN, 1M USD LIBOR +
3.00%, 7.635%, 4/24/28  48 46
RealPage, FRN, 1M USD LIBOR +
6.50%, 11.135%, 4/23/29  30 29
Sophia, FRN, 3M USD LIBOR + 3.50%,
8.23%, 10/7/27  122 120
Sovos Compliance, FRN, 1M USD
LIBOR + 4.50%, 9.135%, 8/11/28  49 47
Uber Technologies, FRN, 1M TSFR +
2.75%, 2/27/30  (2) 40 40
1,286
Lodging 0.6%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 3.75%, 8.385%, 2/2/26  24 23
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 4.75%, 9.342%, 2/2/26  39 37
60
Manufacturing 5.3%
Engineered Machinery Holdings,
FRN, 3M EURIBOR + 3.75%, 5.952%,
5/21/28 (EUR)  40 41
Engineered Machinery Holdings,
FRN, 3M USD LIBOR + 3.50%, 8.23%,
5/19/28  48 48
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.00%, 10.73%,
5/21/29  (3) 125 116
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.50%, 11.23%,
5/21/29  40 37
Filtration Group, FRN, 1M USD LIBOR
+ 3.50%, 8.135%, 10/21/28  69 67
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 7.635%, 3/31/25  104 104
LTI Holdings, FRN, 1M USD LIBOR +
6.75%, 11.385%, 9/6/26  10 9
Madison IAQ, FRN, 3M USD LIBOR +
3.25%, 7.988%, 6/21/28  44 42
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 8.635%, 8/31/28  35 34
SRAM, FRN, 1M USD LIBOR + 2.75%,
7.385%, 5/18/28  (3) 61 60
558

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining 0.6%
Grinding Media, FRN, 1M USD LIBOR
+ 4.00%, 8.048%, 10/12/28  (3) 34 32
TMS International, FRN, 1M USD
LIBOR + 2.75%, 7.518%, 8/14/24  (3) 28 29
61
Restaurants 0.8%
IRB Holding, FRN, 1M TSFR + 3.00%,
7.687%, 12/15/27  (2) 47 46
Tacala Investment, FRN, 1M USD
LIBOR + 3.50%, 8.135%, 2/5/27  36 35
81
Retail 1.0%
At Home Group, FRN, 3M USD LIBOR
+ 4.25%, 9.004%, 7/24/28  24 20
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 8.125%, 11/8/27  38 37
PetSmart, FRN, 1M TSFR + 3.75%,
8.468%, 2/11/28  53 53
110
Satellites 0.7%
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 7.218%, 11/4/26  19 18
Maxar Technologies, FRN, 1M TSFR +
4.25%, 8.968%, 6/14/29  45 45
Xplornet Communications, FRN,
1M USD LIBOR + 7.00%, 11.57%,
10/1/29  (3) 25 16
79
Services 8.6%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 4.50%, 8.884%,
10/28/27  23 19
AG Group Holdings, FRN, 1M TSFR +
4.00%, 8.705%, 12/29/28  (3) 20 19
Albion Financing 3, FRN, 3M USD
LIBOR + 5.25%, 10.065%, 8/17/26  34 33
Anticimex Global, FRN, 3M USD
LIBOR + 3.50%, 8.453%, 11/16/28  24 24
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 8.118%, 12/11/28  34 32
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 10.385%, 12/10/29  90 78
Ceridian HCM Holding, FRN, 1M USD
LIBOR + 2.50%, 7.135%, 4/30/25  30 30
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 11.188%, 6/4/29  130 97
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
11.385%, 3/30/29  40 35
EG America, FRN, 3M USD LIBOR +
4.00%, 8.73%, 2/7/25  61 57
Fugue Finance, FRN, 1M TSFR +
4.50%, 1/31/28  (2) 25 25
Mermaid Bidco, FRN, 3M USD LIBOR
+ 3.50%, 8.296%, 12/22/27  (3) 44 43
Renaissance Holdings, FRN, 3M USD
LIBOR + 3.25%, 7.885%, 5/30/25  44 43
Skopima Consilio Parent, FRN, 1M
USD LIBOR + 4.00%, 8.635%, 5/12/28  4 4
Par/Shares $ Value
(Amounts in 000s)
‡
Staples, FRN, 3M USD LIBOR + 5.00%,
9.814%, 4/16/26  56 52
TruGreen, FRN, 1M USD LIBOR +
4.00%, 8.635%, 11/2/27  19 18
TruGreen, FRN, 1M USD LIBOR +
8.50%, 13.325%, 11/2/28  (3) 30 21
UKG, FRN, 3M USD LIBOR + 3.25%,
8.032%, 5/4/26  88 86
UKG, FRN, 3M USD LIBOR + 5.25%,
10.032%, 5/3/27  200 194
910
Utilities 3.5%
Brookfield WEC Holdings, FRN, 1M
TSFR + 3.75%, 8.368%, 8/1/25  50 50
Constellation Renewables, FRN, 3M
USD LIBOR + 2.50%, 7.46%, 12/15/27  34 34
Covanta Holding, FRN, 1M TSFR +
2.50%, 7.118%, 11/30/28  40 39
PG&E, FRN, 1M USD LIBOR + 3.00%,
7.688%, 6/23/25  (2) 134 133
Pike, FRN, 1M USD LIBOR + 3.00%,
1/21/28  (2) 50 50
TerraForm Power Operating, FRN, 3M
TSFR + 2.75%, 7.43%, 5/21/29  60 60
366
Wireless Communications 1.8%
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.885%, 1/31/28  146 124
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.885%, 1/20/29  50 42
Asurion, FRN, 3M TSFR + 4.00%,
8.68%, 8/19/28  30 28
194
Total Bank Loans (Cost $9,671) 9,410
CONVERTIBLE PREFERRED
STOCKS 0.5%
Insurance 0.3%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $34  (4)(6) — 33
33
Utilities 0.2%
American Electric Power, 6.125%,
8/15/23  — 19
19
Total Convertible Preferred Stocks
(Cost $54) 52
CORPORATE BONDS 6.2%
Airlines 0.6%
American Airlines, 5.50%, 4/20/26  (7) 40 39
American Airlines, 11.75%, 7/15/25  (7) 20 22
61

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Automotive 1.0%
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.164%, 10/15/26  (7) 105 103
103
Broadcasting 0.2%
Townsquare Media, 6.875%, 2/1/26  (7) 26 24
24
Cable Operators 0.6%
DISH DBS, 5.25%, 12/1/26  (7) 25 21
Radiate Holdco, 4.50%, 9/15/26  (7) 60 45
66
Chemicals 0.2%
Kobe U.S. Midco 2, (9.25% Cash or
10.00% PIK), 9.25%, 11/1/26  (7)(8) 28 21
21
Energy 0.2%
NGL Energy Operating, 7.50%,
2/1/26  (7) 18 17
Tallgrass Energy Partners, 6.00%,
3/1/27  (7) 3 3
20
Entertainment & Leisure 0.5%
Cinemark USA, 5.875%, 3/15/26  (7) 40 36
NCL, 5.875%, 2/15/27  (7) 20 19
55
Financial 0.9%
Acrisure, 10.125%, 8/1/26  (7) 40 40
Aretec Escrow Issuer, 7.50%,
4/1/29  (7) 30 26
GTCR AP Finance, 8.00%, 5/15/27  (7) 32 31
97
Health Care 0.4%
CHS, 6.875%, 4/15/29  (7) 25 18
CHS, 8.00%, 12/15/27  (7) 25 24
42
Satellites 0.4%
Intelsat Jackson Holdings, 6.50%,
3/15/30  (7) 50 43
43
Services 0.6%
Allied Universal Holdco, 9.75%,
7/15/27  (7) 35 32
Sabre GLBL, 9.25%, 4/15/25  (7) 30 29
61
Utilities 0.6%
Vistra, VR, 7.00%  (7)(9)(10) 65 61
61
Total Corporate Bonds (Cost $710) 654
SHORT-TERM
INVESTMENTS 7.1%
Money Market Funds 6.9%
T. Rowe Price Government Reserve
Fund, 4.60%  (11)(12) 727 727
727
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 3.70%, 3/23/23  25 25
25
Total Short-Term Investments (Cost
$752) 752
Total Investments in Securities
102.9% of Net Assets
(Cost $11,187) $ 10,868

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Non-income producing
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at February 28, 2023, was $14 and was valued at $13 (0.1% of net assets).
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $33 and represents 0.3% of net assets.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $654 and represents 6.2%
of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Total Return Swaps 0.2%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 4.383% (SOFR) Quarterly, 3/20/23 90 6 — 6
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 4.383% (SOFR) Quarterly, 6/20/23 125 7 — 7
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 4.383% (SOFR) Quarterly, 3/20/23 120 7 — 7
Total Bilateral Total Return Swaps — 20
Total Bilateral Swaps — 20

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 206 EUR 192 $ 2
Canadian Imperial Bank of Commerce 4/21/23 USD 51 CAD 68 1
RBC Dominion Securities 4/21/23 USD 51 CAD 68 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ 4

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government Reserve Fund, 4.60% $ 5,163  ¤   ¤ $ 727^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $727.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
February 28, 2023
Statement of Assets and Liabilities
18
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $11,187) $ 10,868
Receivable for investment securities sold 284
Interest receivable 84
Foreign currency (cost $74) 74
Cash 61
Unrealized gain on bilateral swaps 20
Unrealized gain on forward currency exchange contracts 4
Due from affiliates 1
Total assets 11,396
Liabilities
Payable for investment securities purchased 770
Distributions payable 27
Other liabilities 35
Total liabilities 832
NET ASSETS $ 10,564
Net Assets Consist of:
Total distributable earnings (loss) $ (4,586)
Paid-in capital applicable to 1,157,192 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 15,150
NET ASSETS $ 10,564
NET ASSET VALUE PER SHARE $ 9.13

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/23
Investment Income (Loss)
    Interest $ 1,325
Dividend 31
Total income 1,356
Expenses
Custody 25
Interest and borrowing-related 3
Waived / paid by Price Associates (23)
Total expenses 5
Net investment income 1,351
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,468)
Swaps (22)
Forward currency exchange contracts 100
Foreign currency transactions (11)
Net realized loss (1,401)
Change in net unrealized gain / loss
Securities (162)
Swaps 23
Forward currency exchange contracts (8)
Other assets and liabilities denominated in foreign currencies (7)
Change in net unrealized gain / loss (154)
Net realized and unrealized gain / loss (1,555)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (204)

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,351 $ 1,535
Net realized gain (loss) (1,401) 240
Change in net unrealized gain / loss (154) (714)
Increase (decrease) in net assets from operations (204) 1,061
Distributions to shareholders
Net earnings (1,375) (1,535)
Capital share transactions
*
Shares sold – 11,570
Distributions reinvested 1,056 1,177
Shares redeemed (27,972) (840)
Increase (decrease) in net assets from capital share transactions (26,916) 11,907
Net Assets
Increase (decrease) during period (28,495) 11,433
Beginning of period 39,059 27,626
End of period $ 10,564 $ 39,059
*Share information (000s)
Shares sold – 1,201
Distributions reinvested 115 122
Shares redeemed (3,048) (88)
Increase (decrease) in shares outstanding (2,933) 1,235

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the
1940 Act). The Floating Rate Multi-Sector Account Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund is available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and is not available for direct purchase by members of the public.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended February 28, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of
Operations. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2023, totaled $(37,000) for the year ended
February 28, 2023. During the year, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of February 28, 2023.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended February 28, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 654 $ — $ 654
Bank Loans — 8,676 734 9,410
Convertible Preferred Stocks — 52 — 52
Short-Term Investments 727 25 — 752
Total Securities 727 9,407 734 10,868
Swaps — 20 — 20
Forward Currency Exchange Contracts — 4 — 4
Total $ 727 $ 9,431 $ 734 $ 10,892
($000s)
Beginning
Balance
2/28/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/23
Investment in Securities
Bank Loans $ 1,376 $ (68) $ 222 $ (874) $ 586 $ (508) $ 734

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of February 28, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended February 28,
2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
($000s) Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives
Forwards
$ 4
Credit derivatives
Bilateral Swaps
20
Total $ 24
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 100 $ — $ 100
Credit derivatives — (22) (22)
Total $ 100 $ (22) $ 78
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (8) $ — $ (8)
Credit derivatives — 23 23
Total $ (8) $ 23 $ 15

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of February 28, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended
February 28, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 2% and
5% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended February 28, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders.
Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none)
and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).
While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $6,501,000 and $34,143,000, respectively, for the year ended February 28, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
February 28,
2023
February 28,
2022
Ordinary income (including short-term capital gains, if any) $ 1,375 $ 1,535
($000s)
Cost of investments $ 11,195
Unrealized appreciation $ 67
Unrealized depreciation (394)
Net unrealized appreciation (depreciation) $ (327)
($000s)
Overdistributed ordinary income $ (1)
Net unrealized appreciation (depreciation) (327)
Loss carryforwards and deferrals (4,258)
Total distributable earnings (loss) $ (4,586)

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expense in excess of a specified custody fee limitation but excluding interest and borrowing-related charges; taxes; brokerage fees and commissions (including dealer markups and spreads), transfer taxes, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities and other holdings; and non-recurring, extraordinary expenses. The agreement provides that the fund will bear custody expense up to the custody fee limitation, equal to 0.01%
of the fund’s average daily net assets. Expenses of the fund paid by the manager are not subject to later repayment by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
As of February 28, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 402,363 shares of the Fund, representing
35% of the Fund's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended February 28, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered funds (the U.S. borrowers) and foreign investment funds managed by Price
Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility).
Excluding commitments designated for the foreign investment funds, the fund can borrow up to an aggregate commitment amount of
$1.15 billion on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the Overnight
Bank Funding Rate plus an applicable margin. At February 28, 2023, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Multi-Sector Account Portfolios, Inc.
and Shareholders of T. Rowe Price Floating Rate Multi-Sector Account Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Floating
Rate Multi-Sector Account Portfolio (one of the portfolios constituting T. Rowe Price Multi-Sector Account Portfolios, Inc., referred to hereafter as the "Fund") as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28,
2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
April 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $51,000 from short-term capital gains.
For taxable non-corporate shareholders, $4,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $4,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section 163(j), $1,321,000 of the fund’s income qualifies as a
Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2013 [205]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker (1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

OFFICERS
Name (Year of Birth)
Position Held with Multi-Sector Account Portfolios  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Scott Edwin Ackerman (1987)
Vice President
Assistant Vice President, T. Rowe Price
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Steven E. Boothe, CFA (1977)
President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel of Pacific Investment
Management Company LLC (to 2017)
Shiu Tak Sheldon Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Michael J. Conelius, CFA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Michael Patrick Daley (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ramon Roberto de Castro (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Stephen M. Finamore, CFA (1976)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Name (Year of Birth)
Position Held with Multi-Sector Account Portfolios  Principal Occupation(s)
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Michael J. Grogan, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly, Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Keir R. Joyce, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Michael Lambe, CFA (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Paul M. Massaro, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Michael J. McGonigle (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc. and Price International; formerly,
Senior Economist, HSBC Bank Middle East Ltd (to 2019)
Ka Yi Claire Ng (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Alexander S. Obaza (1981)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Miso Park, CFA (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Name (Year of Birth)
Position Held with Multi-Sector Account Portfolios  Principal Occupation(s)
Rodney M. Rayburn, CFA (1970)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Theodore E. Robson, CFA (1965)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Brian A. Rubin, CPA (1974)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Jeanny Silva (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Robert D. Thomas (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Michael J. Trivino (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Wesley R. Trowbridge (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Lauren T. Wagandt (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Bineesha Wickremarachchi, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Rebecca Willey  (1987)
Vice President
Vice President, T. Rowe Price
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Lei Zhu  (1980)
Vice President
Vice President, T. Rowe Price; formerly, Senior Analyst/Assistant Portfolio
Manager/Trading Analyst, Metacapital Management (to 2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202304 - 2689297 E323-050 4/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$41,889	$41,344
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,454,000 and $3,749,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 19, 2023